Offerings	Oct. 31, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $5.00 per share
Fee Rate	0.01381%
Offering Note	An indeterminate aggregate initial offering price or number of securities of each identified class is being registered as may from time to time be issued at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units. Pursuant to Instruction 2.A.iii.c of Item 16(b) of Form S-3, this information is not required to be included. The Registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of the registration fee required in connection with this Registration Statement subject to the conditions set forth in such rules. Any subsequent registration fees will be paid on a pay-as-you-go basis.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, no par value
Fee Rate	0.01381%
Offering Note	An indeterminate aggregate initial offering price or number of securities of each identified class is being registered as may from time to time be issued at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units. Pursuant to Instruction 2.A.iii.c of Item 16(b) of Form S-3, this information is not required to be included. The Registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of the registration fee required in connection with this Registration Statement subject to the conditions set forth in such rules. Any subsequent registration fees will be paid on a pay-as-you-go basis.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	An indeterminate aggregate initial offering price or number of securities of each identified class is being registered as may from time to time be issued at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units. Pursuant to Instruction 2.A.iii.c of Item 16(b) of Form S-3, this information is not required to be included. The Registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of the registration fee required in connection with this Registration Statement subject to the conditions set forth in such rules. Any subsequent registration fees will be paid on a pay-as-you-go basis.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares
Fee Rate	0.01381%
Offering Note	An indeterminate aggregate initial offering price or number of securities of each identified class is being registered as may from time to time be issued at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units. Pursuant to Instruction 2.A.iii.c of Item 16(b) of Form S-3, this information is not required to be included. The Registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of the registration fee required in connection with this Registration Statement subject to the conditions set forth in such rules. Any subsequent registration fees will be paid on a pay-as-you-go basis.Each depositary share will be issued under a deposit agreement and will represent a fractional share or multiple shares of preferred stock.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	An indeterminate aggregate initial offering price or number of securities of each identified class is being registered as may from time to time be issued at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units. Pursuant to Instruction 2.A.iii.c of Item 16(b) of Form S-3, this information is not required to be included. The Registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of the registration fee required in connection with this Registration Statement subject to the conditions set forth in such rules. Any subsequent registration fees will be paid on a pay-as-you-go basis.Includes warrants to purchase debt securities, common stock, preferred stock, or any combination of those securities.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Contracts
Fee Rate	0.01381%
Offering Note	An indeterminate aggregate initial offering price or number of securities of each identified class is being registered as may from time to time be issued at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units. Pursuant to Instruction 2.A.iii.c of Item 16(b) of Form S-3, this information is not required to be included. The Registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of the registration fee required in connection with this Registration Statement subject to the conditions set forth in such rules. Any subsequent registration fees will be paid on a pay-as-you-go basis.Purchase contracts may be issued separately or as purchase units.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Units
Fee Rate	0.01381%
Offering Note	An indeterminate aggregate initial offering price or number of securities of each identified class is being registered as may from time to time be issued at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units. Pursuant to Instruction 2.A.iii.c of Item 16(b) of Form S-3, this information is not required to be included. The Registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of the registration fee required in connection with this Registration Statement subject to the conditions set forth in such rules. Any subsequent registration fees will be paid on a pay-as-you-go basis.Purchase units may consist of a purchase contract and debt securities, or any other securities registered hereunder and described in the applicable prospectus supplement or any combination of the foregoing, securing the holders’ obligations to purchase the securities under the purchase contracts.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Subscription Rights
Fee Rate	0.01381%
Offering Note	An indeterminate aggregate initial offering price or number of securities of each identified class is being registered as may from time to time be issued at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units. Pursuant to Instruction 2.A.iii.c of Item 16(b) of Form S-3, this information is not required to be included. The Registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of the registration fee required in connection with this Registration Statement subject to the conditions set forth in such rules. Any subsequent registration fees will be paid on a pay-as-you-go basis.
Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering Note	An indeterminate aggregate initial offering price or number of securities of each identified class is being registered as may from time to time be issued at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units. Pursuant to Instruction 2.A.iii.c of Item 16(b) of Form S-3, this information is not required to be included. The Registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of the registration fee required in connection with this Registration Statement subject to the conditions set forth in such rules. Any subsequent registration fees will be paid on a pay-as-you-go basis.Each unit will be issued under a unit agreement and will represent an interest in two or more securities registered hereunder, which may or may not be separable from one another.